Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests [abstract]
Detailed information of non controlling interest by group
	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	204	242	529	1,838	204	242
– Upper Tier 2 instruments	22	3	691	272	22	-
Barclays Africa Group Limited	-	140	-	-	-	173
Other non-controlling interests	-	4	3	1	-	-
Total	226	389	1,223	2,111	226	415

Detailed information of non-controlling interest by instruments
	2018	2017
Instrument	£m	£m
Preference Shares:
6.278% non-cumulative callable preference shares	318	318
4.75% non-cumulative callable preference shares	211	211
8.125% non-cumulative callable preference shares	-	1,309
Total Barclays Bank PLC Preference Shares	529	1,838
Total	529	1,838

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Note (JPY8bn)	39	-
5.0% Reverse Dual Currency Subordinated (JPY12bn)	53	-
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	21	-
9% Permanent Interest Bearing Capital Bonds (£100m)	40	-
7.125% Undated Subordinated Notes (£525m)	158	-
6.125% Undated Subordinated Notes (£550m)	34	-
9.25% Perpetual Sub Notes (ex Woolwich) (£150m)	75	-
Total Upper Tier 2 Instruments	691	272